Loss before tax	11 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Loss before tax	7. Loss before tax Loss before tax for the financial period is arrived at after charging:
14.05.2024 to 31.03.2025
(10 months)
USD

Auditors’ remuneration	5,500
Incorporation expenses	13,003

Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Loss before tax
25.	Loss before tax

Loss before tax for the financial year is arrived at after charging/(crediting):

	2025	2024
	USD	USD

Auditors’ remuneration:
Current financial year	17,104	14,585
Underprovision in previous financial year	-	65
Amortisation of intangible assets	163,093	44,807
Amortisation of right-of-use assets	500,144	403,019
Depreciation of property, plant and equipment	465,287	455,613
Expenses relating to short-term leases	2,785	49,864
Gain on disposal of other investment	-	(215)
Property, plant and equipment written off	-	14,083
Staff costs:
Salaries, wages and allowances	1,205,968	1,053,399
Employees Provident Fund	124,239	112,972
Other employees’ benefit	86,687	20,276

	1,416,894	1,186,647

Included in staff costs of the Group is directors’ remuneration of USD286,414 (2024: USD253,792) as further disclosed in Note 13.

Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Loss before tax

11.	OPERATING PROFIT (LOSS)

Operating loss for the year is stated after charging (crediting) the following, amongst others:

Auditor’s remuneration – external
Audit & reporting accountants fees	756,784	207,378
Remuneration, other than to employees
Consulting and professional services	512,785	355,399
Secretarial services	300,000	-
	812,785	355,399
Employee Costs
Salaries, wages, bonuses and other benefits	2,707,685	-
	2,707,685	-
Depreciation and amortization
Property, plant and equipment	21,797
Right-of-use asset	337,136
	358,933

Expenses by nature

The total cost of sales, selling and distribution expenses, marketing expenses, general and administrative expenses, research and development expenses, maintenance expenses and other operating expenses are analysed by nature as follows:

Employee Costs	2,707,685	-
Rent	20,027	-
Depreciation, amortization and impairment	358,933	-
Professional fees	685,000	-
Other expenses	1,325,990	564,265
	5,097,635	564,265